Insurance Contracts - Summary of Exposure to Interest Rate Risk of Insurance Contract (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Due from financial institutions measured at amortized cost and cash equivalents
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	₩ 113,043	₩ 81,806
Fixed interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	520,250	489,399
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	25,069,572	23,382,338
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	25,322,312	24,736,159
Variable interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	24,802,062	24,246,760
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	5,076,615	3,863,978
Financial assets at fair value through other comprehensive income
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	5,000,002	4,488,443
Securities measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	8,373,125	8,514,272
Loans measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	₩ 6,506,787	₩ 6,433,839